General	12 Months Ended
Dec. 31, 2011
General [Abstract]
General
Note 1 - General

A.
Camtek Ltd. ("Camtek"), an Israeli corporation, is a majority owned (59.64%) subsidiary of Priortech Ltd. ("Parent"), an Israeli corporation listed on the Tel-Aviv Stock Exchange. Camtek designs, develops manufactures and markets automatic optical inspection systems ("AOI systems") and related products. Camtek's AOI systems are used for yield enhancement for various applications in the electronic supply chain industry. The main applications along this supply chain are the production of microelectronics, printed circuit boards (PCB) and electronic packaging.

B.
In June 2009, the Company completed a transaction to acquire certain assets and liabilities from Printar Ltd. ("Printar"), an Israeli company. Printar is engaged in the development, manufacture, sale and marketing of direct digital material deposition systems and inks for the PCB industry, with two major fields of activity: Solder Mask ("SM"), an epoxy layer selectively covering the PCB, while leaving the connecting pads uncovered (currently in beta stage) and Legend, applying the identification nomenclature on the PCB ("Legend"). Printar introduced its first Legend system eight years ago.

The Printar technology provides a higher performing, one-step, environment-friendly and relatively low-cost process, in comparison with traditional processes. See Note 3 - Acquisition of Businesses. The operations of Printar have been included in the consolidated financial statements of the Company from June 15, 2009.

C.
In September 2009, the Company signed an agreement to acquire 100% of SELA- Semiconductor Engineering Laboratories Ltd. ("SELA"). The transaction was completed in November 2009. SELA is engaged in the development, manufacture and marketing of automated SEM (Scanning Electron Microscope) and TEM (Transmission Electron Microscope) sample preparation equipment, primarily for the semiconductor industry. SELA's existing install-base customers include many world-leading semiconductor fabrication facilities. In 2008, SELA introduced the Xact, the first TEM/STEM (Scanning Transmission Electron Microscope) sample preparation system using Adaptive Ion Milling (AIM) technology.

The AIM technology brings numerous advantages to traditional FIB (Focused Ion Beam) technology by reducing the sample thickness to below 20nm over a large area with high precision and throughput and with superior image quality. See Note 3 - Acquisition of Businesses. The operations of SELA have been included in the consolidated financial statements of the Company from October 1, 2009.

D.	The primary reason for the above two acquisitions was to develop new growth engines where the Company's core competencies provide synergies and competitive advantages.

All of Camtek's activities, including those associated with the above acquisitions, are conducted in one reportable business segment.